Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Receivables, allowance for doubtful accounts	$ 28,800	[1]	$ 28,800	$ 28,800
Common stock, par value (in Dollars per Share)	$ 0.0001	[1]	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	[1]	100,000,000	100,000,000
Common stock, shares outstanding (in Shares)	27,869,863	[1]	24,936,833	24,761,832

[1]	(Unaudited)